Cash and cash equivalents (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash at bank and on hand	SFr 20,484,836	SFr 18,695,040
Total cash and cash equivalents	SFr 20,484,836	SFr 18,695,040	SFr 31,536,803	SFr 41,670,158
Percentage of cash and cash equivalents	100.00%	100.00%
Cash on hand	SFr 166	SFr 157
P-1 / A-1
Cash and cash equivalents
Balances with banks	11,943,391	17,379,008
Other
Cash and cash equivalents
Balances with banks	SFr 8,541,279	SFr 1,315,875
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	44.33%	60.53%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	54.47%	38.70%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	0.58%	0.63%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	0.62%	0.14%